Earnout Shares - Assumptions Used In Valuation Of Instruments (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) $ / shares Y	Mar. 30, 2023 $ / shares Y
Earnout Shares
Amount of earnout occurred | $	$ 0
Current stock price
Earnout Shares
Fair value of total earnout shares (in dollars per share)	$ 20.80	$ 12.68
Derivative liability	20.80	12.68
Stock price targets | Minimum
Earnout Shares
Derivative liability	12.50	12.50
Stock price targets | Median
Earnout Shares
Derivative liability	15.00	15.00
Stock price targets | Maximum
Earnout Shares
Derivative liability	17.50	17.50
Expected life (in years)
Earnout Shares
Derivative liability | Y	5.0	5.0
Earnout period (in years)
Earnout Shares
Derivative liability | Y	4.75	4.75
Risk-free interest rate
Earnout Shares
Derivative liability	3.69	3.75
Expected volatility
Earnout Shares
Derivative liability	40	40